Point Bridge America First ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace/Defense - 3.1%
HEICO Corporation	940	$251,159
HEICO Corporation - Class A	1,180	248,945
Howmet Aerospace, Inc.	1,772	229,881
Lockheed Martin Corporation	485	216,654
		946,639

Agriculture - 0.9%
Altria Group, Inc.	4,300	258,086

Airlines - 1.3%
Delta Air Lines, Inc.	3,339	145,581
Southwest Airlines Company	7,314	245,604
		391,185

Banks - 4.5%
Bank of America Corporation	4,851	202,432
Fifth Third Bancorp	5,069	198,705
First Citizens BancShares, Inc. - Class A	102	189,120
Huntington Bancshares, Inc.	13,059	196,016
PNC Financial Services Group, Inc.	1,117	196,335
Regions Financial Corporation	9,114	198,047
Truist Financial Corporation	4,717	194,105
		1,374,760

Beverages - 1.7%
Keurig Dr Pepper, Inc.	6,999	239,506
Monster Beverage Corporation (a)	4,611	269,835
		509,341

Biotechnology - 0.8%
Amgen, Inc.	787	245,190

Building Materials - 2.5%
Builders FirstSource, Inc. (a)	1,342	167,669
CRH PLC	2,268	199,516
Martin Marietta Materials, Inc.	412	196,990
Vulcan Materials Company	819	191,073
		755,248

Chemicals - 3.4%
CF Industries Holdings, Inc.	2,436	190,373
Dow, Inc.	5,752	200,860
Ecolab, Inc.	897	227,407
LyondellBasell Industries NV - Class A	2,967	208,877
Westlake Corporation	1,965	196,559
		1,024,076

Commercial Services - 4.1%
Cintas Corporation	1,119	229,988
Equifax, Inc.	817	198,989
Global Payments, Inc.	1,990	194,861
Quanta Services, Inc.	730	185,551
Rollins, Inc.	4,537	245,134
United Rentals, Inc.	296	185,503
		1,240,026

Distribution/Wholesale - 2.3%
Copart, Inc. (a)	3,877	219,399
Fastenal Company	3,066	237,768
Watsco, Inc.	469	238,393
		695,560

Diversified Financial Services - 5.2%
Apollo Global Management, Inc.	1,313	179,802
Blue Owl Capital, Inc.	8,636	173,065
Charles Schwab Corporation	2,716	212,608
Interactive Brokers Group, Inc. - Class A	1,033	171,054
Intercontinental Exchange, Inc.	1,405	242,363
LPL Financial Holdings, Inc.	612	200,210
Rocket Companies, Inc. - Class A	17,827	215,172
Synchrony Financial	3,256	172,373
		1,566,647

Electric - 9.8%
Ameren Corporation	2,384	239,354
American Electric Power Company, Inc.	2,283	249,464
CenterPoint Energy, Inc.	6,896	249,842
Constellation Energy Corporation	748	150,819
Dominion Energy, Inc.	4,040	226,523
Duke Energy Corporation	2,005	244,550
Entergy Corporation	2,770	236,807
Evergy, Inc.	3,500	241,325
Exelon Corporation	5,615	258,739
FirstEnergy Corporation	5,643	228,090
PPL Corporation	6,685	241,395
Southern Company	2,675	245,966
Vistra Corporation	1,336	156,900
		2,969,774

Electrical Components & Equipment - 1.3%
AMETEK, Inc.	1,217	209,494
Emerson Electric Company	1,728	189,458
		398,952

Electronics - 1.3%
Garmin, Ltd.	1,040	225,815
Hubbell, Inc.	531	175,713
		401,528

Engineering & Construction - 0.6%
EMCOR Group, Inc.	501	185,185

Food - 1.6%
Sysco Corporation	3,080	231,123
Tyson Foods, Inc. - Class A	3,976	253,709
		484,832

Gas - 0.8%
Atmos Energy Corporation	1,576	243,618

Hand/Machine Tools - 0.6%
Stanley Black & Decker, Inc.	2,550	196,044

Healthcare-Products - 2.9%
Abbott Laboratories	1,755	232,801
Cooper Companies, Inc. (a)	2,326	196,198
STERIS PLC	1,018	230,730
Zimmer Biomet Holdings, Inc.	2,051	232,132
		891,861

Home Builders - 2.6%
DR Horton, Inc.	1,582	201,120
Lennar Corporation - Class A	1,711	196,388
Lennar Corporation - Class B	1,785	194,690
NVR, Inc. (a)	28	202,843
		795,041

Household Products/Wares - 0.8%
Kimberly-Clark Corporation	1,728	245,756

Insurance - 5.0%
Allstate Corporation	1,167	241,651
Berkshire Hathaway, Inc. - Class B (a)	479	255,106
Chubb, Ltd.	826	249,444
Cincinnati Financial Corporation	1,639	242,113
Travelers Companies, Inc.	916	242,245
W R Berkley Corporation	3,818	271,689
		1,502,248

Internet - 0.6%
Robinhood Markets, Inc. - Class A (a)	4,325	180,007

Iron/Steel - 2.2%
Nucor Corporation	1,749	210,475
Reliance, Inc.	775	223,781
Steel Dynamics, Inc.	1,752	219,140
		653,396

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	604	199,199

Machinery-Diversified - 0.7%
Deere & Company	471	221,064

Media - 0.8%
Charter Communications, Inc. - Class A (a)	650	239,545

Miscellaneous Manufacturing - 1.3%
Carlisle Companies, Inc.	576	196,128
Parker-Hannifin Corporation	317	192,688
		388,816

Oil & Gas - 8.6%
ConocoPhillips	2,272	238,606
Coterra Energy, Inc.	8,103	234,177
Devon Energy Corporation	6,587	246,354
Diamondback Energy, Inc.	1,366	218,396
EOG Resources, Inc.	1,785	228,908
Expand Energy Corporation	2,210	246,017
Hess Corporation	1,615	257,964
Marathon Petroleum Corporation	1,541	224,508
Occidental Petroleum Corporation	4,815	237,668
Phillips 66	1,905	235,230
Valero Energy Corporation	1,688	222,934
		2,590,762

Packaging & Containers - 1.4%
Amcor PLC	23,101	224,080
Smurfit WestRock PLC	4,231	190,649
		414,729

Pipelines - 3.8%
Cheniere Energy, Inc.	1,004	232,326
Kinder Morgan, Inc.	8,174	233,204
ONEOK, Inc.	2,311	229,297
Targa Resources Corporation	1,141	228,736
Williams Companies, Inc.	4,052	242,148
		1,165,711

Private Equity - 1.1%
Blackstone, Inc.	1,268	177,241
KKR & Company, Inc.	1,344	155,380
		332,621

Real Estate - 4.5%
Alexandria Real Estate Equities, Inc.	2,307	213,421
Extra Space Storage, Inc.	1,458	216,498
Invitation Homes, Inc.	7,211	251,303
Public Storage	752	225,066
VICI Properties, Inc.	7,545	246,118
Weyerhaeuser Company	7,335	214,769
		1,367,175

Retail - 8.4%
AutoZone, Inc. (a)	67	255,456
Dollar General Corporation	3,161	277,947
Dollar Tree, Inc. (a)	3,062	229,864
Ferguson Enterprises, Inc.	1,240	198,685
Genuine Parts Company	1,932	230,178
Home Depot, Inc.	545	199,737
Lowe's Companies, Inc.	863	201,278
O'Reilly Automotive, Inc. (a)	174	249,269
Tractor Supply Company	4,132	227,673
Walmart, Inc.	2,288	200,864
Yum! Brands, Inc.	1,721	270,817
		2,541,768

Software - 2.8%
Bentley Systems, Inc. - Class B	4,825	189,816
Paychex, Inc.	1,521	234,660
Roper Technologies, Inc.	390	229,936
Workday, Inc. - Class A (a)	857	200,135
		854,547

Telecommunications - 0.7%
Motorola Solutions, Inc.	478	209,273

Transportation - 4.1%
CSX Corporation	6,833	201,095
FedEx Corporation	848	206,726
JB Hunt Transport Services, Inc.	1,313	194,258
Old Dominion Freight Line, Inc.	1,210	200,195
Union Pacific Corporation	906	214,033
United Parcel Service, Inc. - Class B	1,966	216,240
		1,232,547

Water - 0.9%
American Water Works Company, Inc.	1,802	265,831
TOTAL COMMON STOCKS (Cost $27,041,590)		30,178,588

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.27% (b)	62,675	62,675
TOTAL SHORT-TERM INVESTMENTS (Cost $62,675)		62,675

TOTAL INVESTMENTS - 99.9% (Cost $27,104,265)		30,241,263
Other Assets in Excess of Liabilities - 0.1%		36,136
TOTAL NET ASSETS - 100.0%		$30,277,399
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Point Bridge America First ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,178,588	$–	$–	$30,178,588
Money Market Funds	62,675	–	–	62,675
Total Investments	$30,241,263	$–	$–	$30,241,263

Refer to the Schedule of Investments for further disaggregation of investment categories.